Nuveen Dividend Value Fund
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS – 99.8%
	Banks – 5.3%
1,650,219	Citigroup Inc	$95,696,200
4,117,582	Huntington Bancshares Inc/OH	54,455,022
1,129,382	Truist Financial Corp	54,187,748
	Total Banks	204,338,970
	Beverages – 1.1%
1,302,558	Keurig Dr Pepper Inc	41,421,344
	Biotechnology – 4.1%
925,320	AbbVie Inc	94,826,794
979,642	Gilead Sciences Inc	64,264,515
	Total Biotechnology	159,091,309
	Building Products – 2.4%
545,743	A O Smith Corp	29,633,845
793,654	Owens Corning	61,587,550
	Total Building Products	91,221,395
	Capital Markets – 4.3%
738,143	Charles Schwab Corp	38,043,890
1,880,926	Morgan Stanley	126,116,089
	Total Capital Markets	164,159,979
	Chemicals – 3.1%
1,027,087	DuPont de Nemours Inc	81,602,062
777,823	Nutrien Ltd	38,245,557
	Total Chemicals	119,847,619
	Commercial Services & Supplies – 1.8%
618,780	Waste Management Inc	68,882,590
	Communications Equipment – 1.6%
1,426,134	Cisco Systems Inc	63,577,054
	Consumer Finance – 6.0%
676,917	American Express Co	78,698,370
1,043,993	Discover Financial Services	87,215,175
875,099	OneMain Holdings Inc	40,744,610
714,609	Synchrony Financial	24,046,593
	Total Consumer Finance	230,704,748

Nuveen Dividend Value Fund (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Diversified Financial Services – 1.2%
836,966	Voya Financial Inc	$46,418,134
	Electric Utilities – 7.8%
920,226	Alliant Energy Corp	44,768,995
650,096	American Electric Power Co Inc	52,599,267
1,013,778	Evergy Inc	54,470,292
1,686,828	Exelon Corp	70,104,572
1,382,206	FirstEnergy Corp	42,516,656
454,677	NextEra Energy Inc	36,769,729
	Total Electric Utilities	301,229,511
	Electrical Equipment – 2.2%
479,290	Eaton Corp PLC	56,412,433
183,725	Hubbell Inc	28,587,610
	Total Electrical Equipment	85,000,043
	Entertainment – 1.3%
545,641	Activision Blizzard Inc	49,653,331
	Equity Real Estate Investment Trust – 2.2%
218,220	Crown Castle International Corp	34,753,717
300,119	Regency Centers Corp	14,159,615
373,909	Simon Property Group Inc	34,747,363
	Total Equity Real Estate Investment Trust	83,660,695
	Food & Staples Retailing – 2.0%
549,620	Walmart Inc	77,216,114
	Health Care Equipment & Supplies – 4.1%
815,603	Medtronic PLC	90,801,082
426,665	Zimmer Biomet Holdings Inc	65,565,611
	Total Health Care Equipment & Supplies	156,366,693
	Health Care Providers & Services – 7.0%
241,600	Anthem Inc	71,750,368
353,730	Cigna Corp	76,777,096
148,093	Humana Inc	56,735,909
194,601	UnitedHealth Group Inc	64,915,002
	Total Health Care Providers & Services	270,178,375
	Hotels, Restaurants & Leisure – 2.3%
994,341	Wyndham Destinations Inc	43,989,646
424,613	Yum! Brands Inc	43,093,973
	Total Hotels, Restaurants & Leisure	87,083,619

Shares	Description (1)	Value
	Household Durables – 2.8%
587,748	DR Horton Inc	$45,139,047
2,570,965	Newell Brands Inc	61,754,579
	Total Household Durables	106,893,626
	Insurance – 2.4%
445,391	Allstate Corp	47,737,007
593,738	Prudential Financial Inc	46,477,811
	Total Insurance	94,214,818
	IT Services – 3.6%
672,558	Fidelity National Information Services Inc	83,034,011
297,405	Visa Inc, Class A	57,473,516
	Total IT Services	140,507,527
	Machinery – 5.2%
229,615	Caterpillar Inc	41,982,807
233,902	Deere & Co	67,550,897
356,983	Stanley Black & Decker Inc	61,932,981
372,056	Timken Co	28,149,757
	Total Machinery	199,616,442
	Media – 2.7%
2,121,035	Comcast Corp	105,139,705
	Metals & Mining – 1.0%
675,265	Newmont Corp	40,245,794
	Mortgage Real Estate Investment Trust – 2.8%
3,855,213	AGNC Investment Corp	60,141,323
5,965,527	Annaly Capital Management Inc	48,440,079
	Total Mortgage Real Estate Investment Trust	108,581,402
	Oil, Gas & Consumable Fuels – 2.3%
1,860,713	Devon Energy Corp	30,627,336
482,978	Pioneer Natural Resources Co	58,392,040
	Total Oil, Gas & Consumable Fuels	89,019,376
	Pharmaceuticals – 1.6%
1,199,904	AstraZeneca PLC, Sponsored ADR	60,715,142
	Road & Rail – 3.2%
248,192	Kansas City Southern	50,301,072
366,872	Union Pacific Corp	72,446,214
	Total Road & Rail	122,747,286
	Semiconductors & Semiconductor Equipment – 9.8%
627,304	Applied Materials Inc	60,647,751

Nuveen Dividend Value Fund (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
164,852	Broadcom Inc	$74,265,826
1,602,664	Intel Corp	88,963,878
1,269,552	Marvell Technology Group Ltd	65,331,146
365,059	NXP Semiconductors NV	58,581,018
244,594	Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	29,723,063
	Total Semiconductors & Semiconductor Equipment	377,512,682
	Tobacco – 2.6%
1,259,590	Philip Morris International Inc	100,326,344
	Total Long-Term Investments (cost $3,469,362,835)	3,845,571,667

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.7%
	REPURCHASE AGREEMENTS – 1.7%
$63,543	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/21, repurchase price $63,542,586, collateralized by $38,165,000, U.S. Treasury Inflation Indexed Bonds, 0.375%, due 1/15/27, value $46,277,028; $16,717,500, U.S. Treasury Notes, 2.250%, due 2/15/27, value $18,536,441	0.000%	2/01/21	$63,542,586
	Total Short-Term Investments (cost $63,542,586)			63,542,586
	Total Investments (cost $3,532,905,421) – 101.5%			3,909,114,253
	Other Assets Less Liabilities – (1.5)%			(56,232,795)
	Net Assets – 100%			$3,852,881,458
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$3,845,571,667	$ —	$ —	$3,845,571,667
Short-Term Investments:
Repurchase Agreements	—	63,542,586	—	63,542,586
Total	$3,845,571,667	$63,542,586	$ —	$3,909,114,253

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
ADR	American Depositary Receipt

Nuveen Mid Cap Value Fund
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS – 99.2%
	Aerospace & Defense – 0.9%
17,699	L3Harris Technologies Inc	$3,035,555
	Airlines – 1.5%
99,856	Alaska Air Group Inc	4,875,968
	Banks – 5.6%
61,275	East West Bancorp Inc	3,672,823
133,904	Fifth Third Bancorp	3,873,843
19,268	First Republic Bank/CA	2,793,667
27,746	Signature Bank/New York NY	4,583,362
52,192	Western Alliance Bancorp	3,558,451
	Total Banks	18,482,146
	Biotechnology – 1.9%
118,490	Alkermes PLC, (2)	2,487,105
23,837	United Therapeutics Corp, (2)	3,904,977
	Total Biotechnology	6,392,082
	Building Products – 2.7%
71,857	Owens Corning	5,576,103
23,452	Trane Technologies PLC	3,361,844
	Total Building Products	8,937,947
	Capital Markets – 4.2%
50,922	Evercore Inc, Class A	5,555,590
19,582	Nasdaq Inc	2,648,857
59,030	Raymond James Financial Inc	5,898,868
	Total Capital Markets	14,103,315
	Chemicals – 4.4%
31,165	Celanese Corp	3,806,805
208,043	Huntsman Corp	5,496,496
39,105	PPG Industries Inc	5,267,834
	Total Chemicals	14,571,135
	Communications Equipment – 2.1%
73,557	Ciena Corp, (2)	3,927,208
18,363	Motorola Solutions Inc	3,076,721
	Total Communications Equipment	7,003,929

Shares	Description (1)	Value
	Construction Materials – 1.8%
291,208	Summit Materials Inc, Class A, (2)	$5,978,500
	Consumer Finance – 1.7%
118,976	OneMain Holdings Inc	5,539,523
	Diversified Financial Services – 1.9%
114,089	Voya Financial Inc	6,327,376
	Electric Utilities – 1.5%
51,764	Entergy Corp	4,934,662
	Electrical Equipment – 2.3%
29,232	AMETEK Inc	3,310,816
27,174	Hubbell Inc	4,228,275
	Total Electrical Equipment	7,539,091
	Electronic Equipment, Instruments & Components – 1.6%
151,176	Avnet Inc	5,338,025
	Equity Real Estate Investment Trust – 7.4%
279,195	Brandywine Realty Trust	3,071,145
134,135	First Industrial Realty Trust Inc	5,451,246
88,772	Highwoods Properties Inc	3,328,062
59,537	Invitation Homes Inc	1,755,151
18,797	Mid-America Apartment Communities Inc	2,495,302
80,326	Regency Centers Corp	3,789,781
132,044	VEREIT Inc	4,651,910
	Total Equity Real Estate Investment Trust	24,542,597
	Food Products – 2.2%
27,281	J M Smucker Co	3,175,781
64,789	Tyson Foods Inc	4,166,581
	Total Food Products	7,342,362
	Health Care Equipment & Supplies – 1.5%
32,062	Zimmer Biomet Holdings Inc	4,926,967
	Health Care Providers & Services – 3.2%
90,375	Centene Corp, (2)	5,449,613
39,474	Quest Diagnostics Inc	5,098,067
	Total Health Care Providers & Services	10,547,680
	Hotels, Restaurants & Leisure – 3.8%
28,945	Darden Restaurants Inc	3,383,381
155,587	MGM Resorts International	4,443,565

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
109,388	Wyndham Destinations Inc	$4,839,325
	Total Hotels, Restaurants & Leisure	12,666,271
	Household Durables – 3.6%
94,349	DR Horton Inc	7,246,003
24,816	Whirlpool Corp	4,593,194
	Total Household Durables	11,839,197
	Household Products – 1.2%
88,371	Energizer Holdings Inc	3,874,185
	Insurance – 2.7%
195,175	CNO Financial Group Inc	4,139,662
102,150	Hartford Financial Services Group Inc	4,905,243
	Total Insurance	9,044,905
	IT Services – 1.1%
19,099	VeriSign Inc, (2)	3,706,543
	Leisure Products – 2.0%
77,239	Brunswick Corp/DE	6,678,084
	Machinery – 7.6%
23,100	AGCO Corp	2,561,790
80,675	Crane Co	6,105,484
19,083	Parker-Hannifin Corp	5,049,552
38,947	Stanley Black & Decker Inc	6,756,915
65,065	Timken Co	4,922,818
	Total Machinery	25,396,559
	Media – 1.5%
309,803	TEGNA Inc	4,966,142
	Metals & Mining – 1.0%
100,191	Steel Dynamics Inc	3,433,546
	Mortgage Real Estate Investment Trust – 2.2%
220,911	AGNC Investment Corp	3,446,212
200,562	Starwood Property Trust Inc	3,762,543
	Total Mortgage Real Estate Investment Trust	7,208,755
	Multiline Retail – 0.8%
13,875	Dollar General Corp	2,700,214
	Multi-Utilities – 4.8%
53,225	Ameren Corp	3,870,522
290,369	CenterPoint Energy Inc	6,123,882

Shares	Description (1)	Value
	Multi-Utilities (continued)
103,582	Public Service Enterprise Group Inc	$5,845,132
	Total Multi-Utilities	15,839,536
	Oil, Gas & Consumable Fuels – 4.0%
346,330	Devon Energy Corp	5,700,592
34,758	Pioneer Natural Resources Co	4,202,242
153,834	Williams Cos Inc	3,265,896
	Total Oil, Gas & Consumable Fuels	13,168,730
	Pharmaceuticals – 1.1%
23,020	Jazz Pharmaceuticals PLC, (2)	3,579,610
	Road & Rail – 2.0%
32,676	Kansas City Southern	6,622,445
	Semiconductors & Semiconductor Equipment – 3.8%
164,203	Marvell Technology Group Ltd	8,449,886
24,875	Skyworks Solutions Inc	4,210,094
	Total Semiconductors & Semiconductor Equipment	12,659,980
	Software – 3.2%
30,611	Check Point Software Technologies Ltd, (2)	3,910,249
27,047	Synopsys Inc, (2)	6,909,156
	Total Software	10,819,405
	Specialty Retail – 2.6%
56,661	AutoNation Inc, (2)	4,038,796
42,027	Best Buy Co Inc	4,573,378
	Total Specialty Retail	8,612,174
	Thrifts & Mortgage Finance – 1.0%
182,848	Radian Group Inc	3,510,682
	Trading Companies & Distributors – 0.8%
34,271	WESCO International Inc, (2)	2,608,366
	Total Long-Term Investments (cost $262,131,563)	329,354,189

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.4%
	REPURCHASE AGREEMENTS – 0.4%
$1,166	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/21, repurchase price $1,165,710, collateralized by $980,600, U.S. Treasury Inflation Indexed Bonds, 0.375%, due 1/15/27, value $1,189,028	0.000%	2/01/21	$1,165,710
	Total Short-Term Investments (cost $1,165,710)			1,165,710
	Total Investments (cost $263,297,273) – 99.6%			330,519,899
	Other Assets Less Liabilities – 0.4%			1,469,175
	Net Assets – 100%			$331,989,074
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$329,354,189	$ —	$ —	$329,354,189
Short-Term Investments:
Repurchase Agreements	—	1,165,710	—	1,165,710
Total	$329,354,189	$1,165,710	$ —	$330,519,899

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Small Cap Value Fund
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS – 99.6%
	Aerospace & Defense – 0.7%
162,578	Parsons Corp, (2)	$5,797,531
	Air Freight & Logistics – 1.4%
433,373	Air Transport Services Group Inc, (2)	11,012,008
	Auto Components – 1.7%
675,069	Dana Inc	13,069,336
	Automobiles – 1.4%
91,019	Thor Industries Inc	11,014,209
	Banks – 15.7%
144,793	Ameris Bancorp	5,662,854
321,105	Banner Corp	14,202,474
342,102	Cathay General Bancorp	11,569,890
330,727	First Busey Corp	6,836,127
269,101	First Interstate BancSystem Inc	10,403,445
221,963	Heartland Financial USA Inc	9,468,942
1,273,354	Investors Bancorp Inc	14,656,304
213,365	Pinnacle Financial Partners Inc	14,621,903
221,144	Preferred Bank/Los Angeles CA	10,679,044
122,554	Renasant Corp	4,338,412
166,542	Western Alliance Bancorp	11,354,833
153,569	Wintrust Financial Corp	9,243,318
	Total Banks	123,037,546
	Biotechnology – 1.4%
133,714	Alkermes PLC, (2)	2,806,657
50,629	United Therapeutics Corp, (2)	8,294,043
	Total Biotechnology	11,100,700
	Building Products – 3.7%
110,106	Gibraltar Industries Inc, (2)	9,868,801
356,510	Quanex Building Products Corp	7,839,655
477,591	Resideo Technologies Inc, (2)	11,032,352
	Total Building Products	28,740,808
	Capital Markets – 2.9%
110,277	Evercore Inc, Class A	12,031,221

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Capital Markets (continued)
119,528	Piper Sandler Cos	$10,916,492
	Total Capital Markets	22,947,713
	Chemicals – 2.7%
189,410	Minerals Technologies Inc	11,673,338
608,753	Tronox Holdings PLC	9,344,359
	Total Chemicals	21,017,697
	Commercial Services & Supplies – 2.0%
115,712	Deluxe Corp	3,921,480
417,475	SP Plus Corp, (2)	12,106,775
	Total Commercial Services & Supplies	16,028,255
	Communications Equipment – 2.3%
163,283	NETGEAR Inc, (2)	6,758,283
392,249	Radware Ltd, (2)	11,120,259
	Total Communications Equipment	17,878,542
	Construction & Engineering – 2.0%
415,578	Aegion Corp, (2)	7,634,168
89,044	EMCOR Group Inc	7,862,585
	Total Construction & Engineering	15,496,753
	Construction Materials – 1.1%
417,014	Summit Materials Inc, Class A, (2)	8,561,297
	Consumer Finance – 2.3%
257,596	OneMain Holdings Inc	11,993,670
125,199	PROG Holdings Inc	5,906,889
	Total Consumer Finance	17,900,559
	Diversified Telecommunication Services – 1.0%
606,398	Vonage Holdings Corp, (2)	7,567,847
	Electronic Equipment, Instruments & Components – 2.6%
321,424	Avnet Inc	11,349,482
652,862	TTM Technologies Inc, (2)	8,754,879
	Total Electronic Equipment, Instruments & Components	20,104,361
	Equity Real Estate Investment Trust – 7.4%
680,484	Brandywine Realty Trust	7,485,324
1,070,636	Lexington Realty Trust	10,974,019
522,877	Preferred Apartment Communities Inc	3,759,486
643,497	Retail Opportunity Investments Corp	9,066,873
653,120	RLJ Lodging Trust	8,431,779
276,642	STAG Industrial Inc	8,243,931
614,866	Summit Hotel Properties Inc	4,980,415

Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
225,011	Washington Real Estate Investment Trust	$4,936,741
	Total Equity Real Estate Investment Trust	57,878,568
	Food Products – 1.3%
653,577	Hostess Brands Inc, (2)	10,032,407
	Gas Utilities – 2.0%
94,202	ONE Gas Inc	6,888,992
143,950	Spire Inc	8,808,301
	Total Gas Utilities	15,697,293
	Health Care Equipment & Supplies – 1.1%
361,185	Natus Medical Inc, (2)	8,802,078
	Health Care Providers & Services – 2.8%
179,343	AMN Healthcare Services Inc, (2)	12,934,217
94,837	Magellan Health Inc, (2)	8,912,781
	Total Health Care Providers & Services	21,846,998
	Hotels, Restaurants & Leisure – 3.0%
106,165	Dine Brands Global Inc	7,299,905
64,406	Jack in the Box Inc	6,063,181
83,966	Marriott Vacations Worldwide Corp	10,307,666
	Total Hotels, Restaurants & Leisure	23,670,752
	Household Durables – 2.7%
235,177	La-Z-Boy Inc	9,106,054
251,133	M/I Homes Inc, (2)	12,398,436
	Total Household Durables	21,504,490
	Insurance – 3.5%
29,234	AMERISAFE Inc	1,622,487
140,792	Argo Group International Holdings Ltd, (2)	5,680,957
205,629	BRP Group Inc, (2)	4,772,649
366,505	CNO Financial Group Inc	7,773,571
190,178	Horace Mann Educators Corp	7,449,273
	Total Insurance	27,298,937
	IT Services – 1.0%
74,723	Concentrix Corp, (2)	7,989,383
	Leisure Products – 1.5%
134,216	Brunswick Corp/DE	11,604,315
	Machinery – 2.9%
310,014	CIRCOR International Inc, (2)	9,911,148

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Machinery (continued)
346,565	Kennametal Inc	$13,127,882
	Total Machinery	23,039,030
	Media – 0.6%
319,917	TEGNA Inc	5,128,269
	Metals & Mining – 2.4%
334,292	Commercial Metals Co	6,582,209
142,556	Compass Minerals International Inc	8,305,313
769,060	SunCoke Energy Inc	3,791,466
	Total Metals & Mining	18,678,988
	Mortgage Real Estate Investment Trust – 1.0%
816,679	Ladder Capital Corp	8,027,955
	Multi-Utilities – 1.2%
159,638	Black Hills Corp	9,437,799
	Oil, Gas & Consumable Fuels – 4.3%
613,137	Brigham Minerals Inc	8,209,905
334,496	CNX Resources Corp, (2)	4,238,064
1,421,049	Magnolia Oil & Gas Corp, (2)	12,036,285
587,539	Matador Resources Co, (2)	8,977,596
	Total Oil, Gas & Consumable Fuels	33,461,850
	Professional Services – 2.3%
153,986	CBIZ Inc, (2)	3,989,777
317,040	Korn Ferry	14,457,024
	Total Professional Services	18,446,801
	Road & Rail – 1.9%
220,905	TFI International Inc	14,676,928
	Semiconductors & Semiconductor Equipment – 2.0%
118,001	Diodes Inc, (2)	8,352,111
73,973	Synaptics Inc, (2)	7,339,601
	Total Semiconductors & Semiconductor Equipment	15,691,712
	Software – 1.5%
112,089	J2 Global Inc, (2)	11,504,815
	Specialty Retail – 1.6%
94,097	Group 1 Automotive Inc	12,949,629
	Textiles, Apparel & Luxury Goods – 1.2%
337,692	Wolverine World Wide Inc	9,671,499

Shares	Description (1)	Value
	Thrifts & Mortgage Finance – 4.1%
312,006	Flagstar Bancorp Inc	$13,369,457
643,306	Radian Group Inc	12,351,475
154,292	WSFS Financial Corp	6,629,928
	Total Thrifts & Mortgage Finance	32,350,860
	Trading Companies & Distributors – 1.4%
149,241	WESCO International Inc, (2)	11,358,732
	Total Long-Term Investments (cost $656,162,420)	782,025,250

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.3%
	REPURCHASE AGREEMENTS – 0.3%
$2,512	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/21, repurchase price $2,511,566, collateralized by $2,112,800, U.S. Treasury Inflation Indexed Bonds, 0.375%, due 1/15/27, value $2,561,879	0.000%	2/01/21	$2,511,566
	Total Short-Term Investments (cost $2,511,566)			2,511,566
	Total Investments (cost $658,673,986) – 99.9%			784,536,816
	Other Assets Less Liabilities – 0.1%			460,932
	Net Assets – 100%			$784,997,748
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$782,025,250	$ —	$ —	$782,025,250
Short-Term Investments:
Repurchase Agreements	—	2,511,566	—	2,511,566
Total	$782,025,250	$2,511,566	$ —	$784,536,816

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.0%
	COMMON STOCKS – 99.0%
	Aerospace & Defense – 1.2%
51,713	HEICO Corp	$5,497,609
	Airlines – 0.7%
68,193	Alaska Air Group Inc	3,329,864
	Auto Components – 1.4%
46,861	Aptiv PLC	6,260,630
	Biotechnology – 7.6%
79,436	BioMarin Pharmaceutical Inc, (2)	6,575,712
37,976	ChemoCentryx, Inc, (2)	2,165,012
33,295	Emergent BioSolutions Inc, (2)	3,557,571
39,082	Exact Sciences Corp, (2)	5,360,487
65,901	Global Blood Therapeutics Inc, (2)	3,302,958
40,015	Moderna Inc, (2)	6,928,997
39,281	Seagen Inc, (2)	6,452,690
	Total Biotechnology	34,343,427
	Building Products – 2.5%
76,499	Owens Corning	5,936,322
57,818	Trex Co Inc, (2)	5,305,958
	Total Building Products	11,242,280
	Capital Markets – 2.2%
24,983	MSCI Inc	9,875,780
	Chemicals – 1.9%
189,963	Axalta Coating Systems Ltd, (2)	5,127,101
79,781	CF Industries Holdings Inc	3,301,338
	Total Chemicals	8,428,439
	Commercial Services & Supplies – 1.5%
21,812	Cintas Corp	6,938,834
	Consumer Finance – 1.8%
109,282	OneMain Holdings Inc	5,088,170
89,918	Synchrony Financial	3,025,741
	Total Consumer Finance	8,113,911

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Containers & Packaging – 0.8%
76,994	Berry Global Group Inc, (2)	$3,801,194
	Electrical Equipment – 2.5%
28,889	Generac Holdings Inc, (2)	7,118,827
64,729	Sunrun Inc, (2)	4,483,778
	Total Electrical Equipment	11,602,605
	Electronic Equipment, Instruments & Components – 1.6%
50,998	Keysight Technologies Inc, (2)	7,220,807
	Entertainment – 3.6%
28,721	Roku Inc, (2)	11,173,331
16,740	Spotify Technology SA, (2)	5,273,100
	Total Entertainment	16,446,431
	Food Products – 1.1%
34,709	Freshpet Inc, (2)	4,835,311
	Health Care Equipment & Supplies – 9.4%
18,729	Align Technology Inc, (2)	9,839,842
9,562	DexCom Inc, (2)	3,584,316
78,962	Hologic Inc, (2)	6,295,640
27,474	Insulet Corp, (2)	7,340,503
37,049	Quidel Corp, (2)	9,298,188
16,532	Teleflex Inc	6,242,979
	Total Health Care Equipment & Supplies	42,601,468
	Health Care Providers & Services – 3.1%
17,698	Amedisys Inc, (2)	5,084,812
76,823	Centene Corp, (2)	4,632,427
20,026	Molina Healthcare Inc, (2)	4,277,754
	Total Health Care Providers & Services	13,994,993
	Health Care Technology – 1.4%
24,272	Teladoc Health Inc, (2)	6,403,682
	Hotels, Restaurants & Leisure – 4.5%
6,860	Chipotle Mexican Grill Inc, (2)	10,152,800
46,766	Darden Restaurants Inc	5,466,478
68,157	Planet Fitness Inc, (2)	4,907,304
	Total Hotels, Restaurants & Leisure	20,526,582
	Household Products – 1.5%
82,838	Church & Dwight Co Inc	6,994,012

Shares	Description (1)	Value
	Interactive Media & Services – 2.2%
70,635	Match Group Inc, (2)	$9,879,011
	Internet & Direct Marketing Retail – 1.3%
59,989	Chewy Inc, (2)	6,108,080
	IT Services – 7.0%
41,503	Akamai Technologies Inc, (2)	4,608,078
21,485	Euronet Worldwide Inc, (2)	2,684,766
28,570	FleetCor Technologies Inc, (2)	6,935,367
79,964	MAXIMUS Inc	6,002,098
50,325	nCino Inc, (2)	3,608,302
40,125	VeriSign Inc, (2)	7,787,059
	Total IT Services	31,625,670
	Life Sciences Tools & Services – 0.7%
57,302	Adaptive Biotechnologies Corp, (2)	3,178,542
	Machinery – 2.0%
121,203	Colfax Corp, (2)	4,499,055
76,302	Donaldson Co Inc	4,535,391
	Total Machinery	9,034,446
	Pharmaceuticals – 2.1%
131,004	Horizon Therapeutics Plc, (2)	9,495,170
	Road & Rail – 1.3%
45,511	JB Hunt Transport Services Inc	6,128,511
	Semiconductors & Semiconductor Equipment – 6.6%
19,530	Enphase Energy Inc, (2)	3,561,295
28,649	Inphi Corp, (2)	4,830,508
59,552	Microchip Technology Inc	8,105,623
43,614	MKS Instruments Inc	6,894,065
18,758	Monolithic Power Systems Inc	6,664,530
	Total Semiconductors & Semiconductor Equipment	30,056,021
	Software – 19.7%
102,790	Anaplan Inc, (2)	6,856,093
38,001	Avalara Inc, (2)	5,700,150
84,958	Cloudflare Inc, (2)	6,512,880
28,190	Crowdstrike Holdings Inc, (2)	6,083,402
42,371	DocuSign Inc, (2)	9,867,782
19,161	HubSpot Inc, (2)	7,131,724
86,387	LivePerson Inc, (2)	5,473,480
52,310	Proofpoint Inc, (2)	6,752,175

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Software (continued)
54,580	Rapid7 Inc, (2)	$4,738,636
26,870	RingCentral Inc, (2)	10,020,360
41,732	Splunk Inc, (2)	6,887,032
51,710	Synopsys Inc, (2)	13,209,320
	Total Software	89,233,034
	Specialty Retail – 3.6%
19,980	O'Reilly Automotive Inc, (2)	8,500,891
27,356	Ulta Beauty Inc, (2)	7,653,114
	Total Specialty Retail	16,154,005
	Textiles, Apparel & Luxury Goods – 2.2%
30,009	Lululemon Athletica Inc, (2)	9,863,358
	Total Long-Term Investments (cost $322,927,776)	449,213,707

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.0%
	REPURCHASE AGREEMENTS – 1.0%
$4,773	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/21, repurchase price $4,772,957, collateralized by $4,015,100, U.S. Treasury Inflation Indexed Bonds, 0.375%, due 1/15/27, value $4,868,516	0.000%	2/01/21	$4,772,957
	Total Short-Term Investments (cost $4,772,957)			4,772,957
	Total Investments (cost $327,700,733) – 100.0%			453,986,664
	Other Assets Less Liabilities – (0.0)%			(37,686)
	Net Assets – 100%			$453,948,978
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$449,213,707	$ —	$ —	$449,213,707
Short-Term Investments:
Repurchase Agreements	—	4,772,957	—	4,772,957
Total	$449,213,707	$4,772,957	$ —	$453,986,664

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.6%
	COMMON STOCKS – 97.6%
	Aerospace & Defense – 1.4%
138,803	Kratos Defense & Security Solutions Inc, (2)	$3,683,832
	Air Freight & Logistics – 1.2%
60,982	Hub Group Inc, Class A, (2)	3,209,483
	Auto Components – 1.2%
44,453	Patrick Industries Inc	3,069,924
	Banks – 1.9%
55,162	Ameris Bancorp	2,157,386
61,123	Preferred Bank/Los Angeles CA	2,951,629
	Total Banks	5,109,015
	Beverages – 0.5%
21,402	MGP Ingredients, Inc	1,240,205
	Biotechnology – 10.2%
159,747	Affimed NV, (2)	915,350
57,706	Amicus Therapeutics Inc, (2)	1,091,220
17,819	Arena Pharmaceuticals Inc, (2)	1,322,883
24,795	Arrowhead Pharmaceuticals Inc, (2)	1,913,430
9,891	Beam Therapeutics Inc, (2), (3)	953,789
22,516	Blueprint Medicines Corp, (2)	2,178,423
23,259	ChemoCentryx, Inc, (2)	1,325,996
35,389	Emergent BioSolutions Inc, (2)	3,781,315
16,593	Fate Therapeutics Inc, (2)	1,503,824
36,696	Halozyme Therapeutics Inc, (2)	1,746,363
20,083	Intellia Therapeutics Inc, (2)	1,257,597
32,719	Invitae Corp, (2), (3)	1,620,245
24,362	Iovance Biotherapeutics Inc, (2)	1,068,030
6,106	Mirati Therapeutics Inc, (2)	1,253,745
28,836	Natera Inc, (2)	3,075,071
3,155	Novavax Inc, (2)	639,632
10,507	Turning Point Therapeutics Inc, (2)	1,318,523
	Total Biotechnology	26,965,436
	Building Products – 1.4%
91,442	AZEK Co Inc, (2)	3,647,621

Shares	Description (1)	Value
	Capital Markets – 1.1%
25,606	Evercore Inc, Class A	$2,793,615
	Chemicals – 2.2%
63,089	Avient Corp	2,424,510
51,108	Ingevity Corporation, (2)	3,357,285
	Total Chemicals	5,781,795
	Commercial Services & Supplies – 1.0%
21,665	Tetra Tech Inc	2,633,814
	Construction Materials – 1.1%
141,601	Summit Materials Inc, Class A, (2)	2,907,069
	Diversified Telecommunication Services – 1.4%
20,394	Bandwidth Inc, Class A, (2)	3,632,987
	Electrical Equipment – 3.8%
38,382	EnerSys	3,156,152
41,275	Plug Power Inc, (2)	2,607,342
59,937	Sunrun Inc, (2)	4,151,836
	Total Electrical Equipment	9,915,330
	Electronic Equipment, Instruments & Components – 2.2%
69,922	II-VI Inc, (2)	5,878,343
	Equity Real Estate Investment Trust – 1.8%
37,514	QTS Realty Trust Inc	2,442,161
287,796	Summit Hotel Properties Inc	2,331,148
	Total Equity Real Estate Investment Trust	4,773,309
	Food & Staples Retailing – 1.3%
69,818	Performance Food Group Co, (2)	3,273,068
	Food Products – 1.4%
27,221	Freshpet Inc, (2)	3,792,157
	Health Care Equipment & Supplies – 7.0%
73,797	AtriCure Inc, (2)	4,297,199
110,491	Establishment Labs Holdings Inc, (2)	5,591,950
17,148	Nevro Corp, (2)	2,774,375
15,975	STAAR Surgical Co, (2)	1,638,715
76,162	Tactile Systems Technology Inc, (2)	4,154,637
	Total Health Care Equipment & Supplies	18,456,876
	Health Care Providers & Services – 5.3%
67,507	1Life Healthcare Inc, (2)	3,415,854
81,433	Acadia Healthcare Co Inc, (2)	4,127,024

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Health Care Providers & Services (continued)
27,479	Addus HomeCare Corp, (2)	$3,092,762
46,013	AMN Healthcare Services Inc, (2)	3,318,458
	Total Health Care Providers & Services	13,954,098
	Health Care Technology – 2.4%
70,852	HMS Holdings Corp, (2)	2,608,771
18,293	Inspire Medical Systems Inc, (2)	3,686,222
	Total Health Care Technology	6,294,993
	Hotels, Restaurants & Leisure – 6.7%
73,511	BJ's Restaurants Inc	3,435,904
166,023	Everi Holdings Inc, (2)	2,171,581
30,597	Jack in the Box Inc	2,880,402
21,967	Penn National Gaming Inc, (2)	2,278,417
42,914	Planet Fitness Inc, (2)	3,089,808
24,443	Wingstop Inc	3,667,672
	Total Hotels, Restaurants & Leisure	17,523,784
	Household Durables – 1.2%
16,252	TopBuild Corp, (2)	3,249,587
	Insurance – 2.1%
14,198	Kinsale Capital Group Inc	2,662,977
29,378	Palomar Holdings Inc, (2)	2,925,755
	Total Insurance	5,588,732
	IT Services – 4.4%
58,329	LiveRamp Holdings Inc, (2)	4,416,088
63,367	MAXIMUS Inc	4,756,327
189,407	Verra Mobility Corp, (2)	2,424,410
	Total IT Services	11,596,825
	Life Sciences Tools & Services – 1.4%
70,693	NeoGenomics Inc, (2)	3,748,143
	Machinery – 4.9%
48,061	Albany International Corp, Class A	3,341,201
35,471	ESCO Technologies Inc	3,372,582
30,460	John Bean Technologies Corp	3,529,705
52,855	SPX Corp, (2)	2,733,132
	Total Machinery	12,976,620
	Paper & Forest Products – 1.2%
84,351	Louisiana-Pacific Corp	3,206,182

Shares	Description (1)	Value
	Pharmaceuticals – 2.5%
35,957	Horizon Therapeutics Plc, (2)	$2,606,164
58,704	Pacira BioSciences Inc, (2)	3,879,160
	Total Pharmaceuticals	6,485,324
	Professional Services – 1.0%
35,315	ICF International Inc	2,723,846
	Semiconductors & Semiconductor Equipment – 5.7%
39,407	Advanced Energy Industries, Inc, (2)	4,042,370
84,501	Lattice Semiconductor Corp, (2)	3,389,335
59,934	MACOM Technology Solutions Holdings Inc, (2)	3,407,847
31,751	Silicon Laboratories Inc, (2)	4,164,779
	Total Semiconductors & Semiconductor Equipment	15,004,331
	Software – 10.0%
84,056	Asana Inc, Class A, (2)	2,973,061
32,105	Blackline Inc, (2)	4,161,450
73,373	Jamf Holding Corp, (2)	2,709,665
77,723	LivePerson Inc, (2)	4,924,529
125,439	Ping Identity Holding Corp, (2)	3,751,880
30,288	Q2 Holdings Inc, (2)	3,876,561
45,135	Rapid7 Inc, (2)	3,918,621
591,081	Videopropulsion Inc, (2), (4)	591
	Total Software	26,316,358
	Specialty Retail – 2.0%
6,531	RH, (2)	3,104,576
81,167	Urban Outfitters Inc, (2)	2,226,411
	Total Specialty Retail	5,330,987
	Textiles, Apparel & Luxury Goods – 3.5%
40,795	Crocs Inc, (2)	2,856,466
11,744	Deckers Outdoor Corp, (2)	3,429,013
88,143	Steven Madden Ltd	2,961,605
	Total Textiles, Apparel & Luxury Goods	9,247,084
	Trading Companies & Distributors – 1.2%
42,934	Applied Industrial Technologies Inc	3,022,124
	Total Long-Term Investments (cost $182,640,282)	257,032,897

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.0%
	MONEY MARKET FUNDS – 1.0%
2,613,145	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.060% (6)	$2,613,145
	Total Investments Purchased with Collateral from Securities Lending (cost $2,613,145)		2,613,145

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.1%
	REPURCHASE AGREEMENTS – 2.1%
$5,571	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/21, repurchase price $5,571,195, collateralized by $4,686,500, U.S. Treasury Inflation Indexed Bonds, 0.375%, due 1/15/27, value $5,682,623	0.000%	2/01/21	$5,571,195
	Total Short-Term Investments (cost $5,571,195)			5,571,195
	Total Investments (cost $190,824,622) – 100.7%			265,217,237
	Other Assets Less Liabilities – (0.7)%			(1,807,643)
	Net Assets – 100%			$263,409,594
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$257,032,306	$ —	$591	$257,032,897
Investments Purchased with Collateral from Securities Lending	2,613,145	—	—	2,613,145
Short-Term Investments:
Repurchase Agreements	—	5,571,195	—	5,571,195
Total	$259,645,451	$5,571,195	$591	$265,217,237

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,481,547.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Large Cap Select Fund
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.8%
	COMMON STOCKS – 100.8%
	Automobiles – 1.4%
12,258	General Motors Co	$621,235
	Banks – 2.8%
12,382	Citigroup Inc	718,032
36,799	Huntington Bancshares Inc/OH	486,667
	Total Banks	1,204,699
	Beverages – 1.0%
5,026	Monster Beverage Corp, (2)	436,408
	Biotechnology – 3.5%
9,004	AbbVie Inc	922,730
1,170	Seagen Inc, (2)	192,196
1,768	Vertex Pharmaceuticals Inc, (2)	405,013
	Total Biotechnology	1,519,939
	Building Products – 2.5%
7,891	A O Smith Corp	428,481
8,654	Owens Corning	671,551
	Total Building Products	1,100,032
	Capital Markets – 2.4%
15,536	Morgan Stanley	1,041,689
	Chemicals – 2.1%
8,707	DuPont de Nemours Inc	691,771
4,458	Nutrien Ltd	219,200
	Total Chemicals	910,971
	Commercial Services & Supplies – 1.2%
4,692	Waste Management Inc	522,313
	Consumer Finance – 4.6%
4,227	American Express Co	491,431
9,392	Discover Financial Services	784,607
21,755	Synchrony Financial	732,056
	Total Consumer Finance	2,008,094
	Diversified Financial Services – 1.1%
8,978	Voya Financial Inc	497,920

Shares	Description (1)	Value
	Electric Utilities – 2.8%
8,454	American Electric Power Co Inc	$684,013
12,970	Exelon Corp	539,033
	Total Electric Utilities	1,223,046
	Entertainment – 3.4%
6,127	Activision Blizzard Inc	557,557
5,650	Walt Disney Co, (2)	950,160
	Total Entertainment	1,507,717
	Equity Real Estate Investment Trust – 1.0%
4,599	Simon Property Group Inc	427,385
	Food & Staples Retailing – 0.7%
2,209	Walmart Inc	310,342
	Health Care Equipment & Supplies – 3.9%
15,751	Boston Scientific Corp, (2)	558,215
5,808	Medtronic PLC	646,605
3,171	Zimmer Biomet Holdings Inc	487,288
	Total Health Care Equipment & Supplies	1,692,108
	Health Care Providers & Services – 6.3%
2,075	Anthem Inc	616,234
7,250	Centene Corp, (2)	437,175
3,139	Cigna Corp	681,320
1,449	Humana Inc	555,126
1,371	UnitedHealth Group Inc	457,338
	Total Health Care Providers & Services	2,747,193
	Hotels, Restaurants & Leisure – 1.0%
9,933	Wyndham Destinations Inc	439,436
	Household Durables – 2.2%
6,070	DR Horton Inc	466,176
21,542	Newell Brands Inc	517,439
	Total Household Durables	983,615
	Interactive Media & Services – 10.1%
1,402	Alphabet Inc, Class C, (2)	2,573,708
7,182	Facebook Inc, Class A, (2)	1,855,326
	Total Interactive Media & Services	4,429,034
	Internet & Direct Marketing Retail – 6.7%
917	Amazoncom Inc, (2)	2,940,085
	IT Services – 8.3%
10,790	Fiserv Inc, (2)	1,108,025

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	IT Services (continued)
4,591	Mastercard Inc, Class A	$1,452,087
5,646	Visa Inc, Class A	1,091,090
	Total IT Services	3,651,202
	Leisure Products – 0.9%
4,653	Brunswick Corp/DE	402,298
	Machinery – 2.2%
1,806	Deere & Co	521,573
2,652	Stanley Black & Decker Inc	460,095
	Total Machinery	981,668
	Metals & Mining – 1.8%
17,717	Freeport-McMoRan Inc, (2)	476,765
4,917	Newmont Corp	293,053
	Total Metals & Mining	769,818
	Oil, Gas & Consumable Fuels – 1.0%
3,624	Pioneer Natural Resources Co	438,142
	Pharmaceuticals – 1.8%
15,161	AstraZeneca PLC, Sponsored ADR	767,147
	Road & Rail – 2.2%
1,873	Kansas City Southern	379,601
2,866	Union Pacific Corp	565,949
	Total Road & Rail	945,550
	Semiconductors & Semiconductor Equipment – 9.9%
1,670	Broadcom Inc	752,335
13,647	Intel Corp	757,545
1,685	Lam Research Corp	815,456
16,444	Marvell Technology Group Ltd	846,208
4,112	NXP Semiconductors NV	659,853
4,012	Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	487,538
	Total Semiconductors & Semiconductor Equipment	4,318,935
	Software – 7.6%
2,582	Check Point Software Technologies Ltd, (2)	329,825
4,999	Microsoft Corp	1,159,568
4,112	Proofpoint Inc, (2)	530,777
2,970	salesforcecom Inc, (2)	669,913
1,191	ServiceNow Inc, (2)	646,903
	Total Software	3,336,986

Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods – 0.5%
5,179	Capri Holdings Ltd, (2)	$215,757
	Tobacco – 1.7%
9,407	Philip Morris International Inc	749,268
	Trading Companies & Distributors – 0.9%
4,889	WESCO International Inc, (2)	372,102
	Wireless Telecommunication Services – 1.3%
4,571	T-Mobile US Inc, (2)	576,312
	Total Long-Term Investments (cost $35,659,903)	44,088,446
	Other Assets Less Liabilities – (0.8)%	(343,280)
	Net Assets – 100%	$43,745,166
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$44,088,446	$ —	$ —	$44,088,446

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR	American Depositary Receipt

Nuveen Small Cap Select Fund
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.4%
	COMMON STOCKS – 98.4%
	Aerospace & Defense – 1.3%
55,676	Kratos Defense & Security Solutions Inc, (2)	$1,477,641
	Air Freight & Logistics – 1.3%
27,740	Hub Group Inc, Class A, (2)	1,459,956
	Auto Components – 2.2%
33,864	Adient PLC, (2)	1,093,469
20,226	Patrick Industries Inc	1,396,807
	Total Auto Components	2,490,276
	Banks – 9.1%
27,252	Ameris Bancorp	1,065,826
28,895	Banner Corp	1,278,026
75,145	Home BancShares Inc/AR	1,593,074
22,033	Preferred Bank/Los Angeles CA	1,063,974
44,443	Renasant Corp	1,573,282
30,200	Western Alliance Bancorp	2,059,036
27,224	Wintrust Financial Corp	1,638,612
	Total Banks	10,271,830
	Beverages – 0.5%
9,187	MGP Ingredients, Inc	532,369
	Biotechnology – 6.9%
13,801	Amicus Therapeutics Inc, (2)	260,977
7,656	Arena Pharmaceuticals Inc, (2)	568,381
4,903	Arrowhead Pharmaceuticals Inc, (2)	378,365
3,390	Beam Therapeutics Inc, (2), (3)	326,898
6,177	Blueprint Medicines Corp, (2)	597,625
8,213	ChemoCentryx, Inc, (2)	468,223
11,980	Emergent BioSolutions Inc, (2)	1,280,063
5,273	Fate Therapeutics Inc, (2)	477,892
11,560	Halozyme Therapeutics Inc, (2)	550,140
5,708	Intellia Therapeutics Inc, (2)	357,435
5,250	Invitae Corp, (2)	259,980
6,882	Iovance Biotherapeutics Inc, (2)	301,707
1,393	Mirati Therapeutics Inc, (2)	286,025
6,188	Natera Inc, (2)	659,888

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Biotechnology (continued)
2,709	Novavax Inc, (2)	$549,226
4,007	Turning Point Therapeutics Inc, (2)	502,838
	Total Biotechnology	7,825,663
	Building Products – 1.5%
42,244	AZEK Co Inc, (2)	1,685,113
	Capital Markets – 2.6%
13,865	Evercore Inc, Class A	1,512,672
15,843	Piper Sandler Cos	1,446,941
	Total Capital Markets	2,959,613
	Chemicals – 2.3%
37,102	Avient Corp	1,425,830
23,538	HB Fuller Co	1,197,849
	Total Chemicals	2,623,679
	Construction Materials – 1.2%
62,765	Summit Materials Inc, Class A, (2)	1,288,565
	Consumer Finance – 1.9%
23,067	PROG Holdings Inc	1,088,301
37,830	Regional Management Corp	1,070,589
	Total Consumer Finance	2,158,890
	Diversified Telecommunication Services – 0.8%
5,248	Bandwidth Inc, Class A, (2)	934,879
	Electrical Equipment – 4.1%
17,633	EnerSys	1,449,962
8,853	Plug Power Inc, (2)	559,244
10,053	Regal Beloit Corp	1,261,450
20,080	Sunrun Inc, (2)	1,390,942
	Total Electrical Equipment	4,661,598
	Electronic Equipment, Instruments & Components – 1.0%
85,606	TTM Technologies Inc, (2)	1,147,977
	Equity Real Estate Investment Trust – 4.9%
74,162	Brandywine Realty Trust	815,782
5,704	EastGroup Properties Inc	770,838
49,049	Industrial Logistics Properties Trust	1,040,329
17,575	PotlatchDeltic Corp	839,382
30,732	STAG Industrial Inc	915,814
136,209	Summit Hotel Properties Inc	1,103,293
	Total Equity Real Estate Investment Trust	5,485,438

Shares	Description (1)	Value
	Food & Staples Retailing – 1.2%
29,701	Performance Food Group Co, (2)	$1,392,383
	Gas Utilities – 1.1%
19,492	Spire Inc	1,192,716
	Health Care Equipment & Supplies – 4.0%
25,504	AtriCure Inc, (2)	1,485,098
33,993	Establishment Labs Holdings Inc, (2)	1,720,386
23,676	Tactile Systems Technology Inc, (2)	1,291,526
	Total Health Care Equipment & Supplies	4,497,010
	Health Care Providers & Services – 5.6%
27,297	Acadia Healthcare Co Inc, (2)	1,383,412
15,137	AMN Healthcare Services Inc, (2)	1,091,681
62,787	Option Care Health Inc, (2)	1,160,304
52,649	Select Medical Holdings Corp, (2)	1,353,079
28,416	Tenet Healthcare Corp, (2)	1,343,224
	Total Health Care Providers & Services	6,331,700
	Health Care Technology – 1.6%
29,179	Change Healthcare Inc, (2)	696,211
29,824	HMS Holdings Corp, (2)	1,098,120
	Total Health Care Technology	1,794,331
	Hotels, Restaurants & Leisure – 4.8%
31,443	BJ's Restaurants Inc	1,469,646
115,947	Everi Holdings Inc, (2)	1,516,586
15,599	Jack in the Box Inc	1,468,490
26,315	Six Flags Entertainment Corp	899,973
	Total Hotels, Restaurants & Leisure	5,354,695
	Insurance – 0.7%
5,239	Primerica Inc	729,845
	IT Services – 3.8%
21,400	LiveRamp Holdings Inc, (2)	1,620,194
21,866	MAXIMUS Inc	1,641,262
82,164	Verra Mobility Corp, (2)	1,051,699
	Total IT Services	4,313,155
	Machinery – 6.3%
20,044	Albany International Corp, Class A	1,393,459
27,074	Altra Industrial Motion Corp	1,391,874
24,389	Astec Industries Inc	1,450,414
49,634	Shyft Group Inc	1,498,947

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Machinery (continued)
25,523	SPX Corp, (2)	$1,319,794
	Total Machinery	7,054,488
	Mortgage Real Estate Investment Trust – 0.8%
96,292	Ladder Capital Corp	946,550
	Multi-Utilities – 1.4%
26,482	Black Hills Corp	1,565,616
	Oil, Gas & Consumable Fuels – 1.2%
62,300	PDC Energy Inc, (2)	1,352,533
	Paper & Forest Products – 2.1%
36,149	Domtar Corp	1,083,385
33,160	Louisiana-Pacific Corp	1,260,412
	Total Paper & Forest Products	2,343,797
	Pharmaceuticals – 2.1%
13,903	Horizon Therapeutics Plc, (2)	1,007,689
21,275	Pacira BioSciences Inc, (2)	1,405,852
	Total Pharmaceuticals	2,413,541
	Professional Services – 1.2%
17,500	ICF International Inc	1,349,775
	Semiconductors & Semiconductor Equipment – 4.9%
16,206	Advanced Energy Industries, Inc, (2)	1,662,411
8,542	CMC Materials Inc	1,258,322
28,759	Lattice Semiconductor Corp, (2)	1,153,524
24,934	MACOM Technology Solutions Holdings Inc, (2)	1,417,747
	Total Semiconductors & Semiconductor Equipment	5,492,004
	Software – 6.8%
40,213	Asana Inc, Class A, (2)	1,422,334
16,200	J2 Global Inc, (2)	1,662,768
25,213	LivePerson Inc, (2)	1,597,496
53,553	Ping Identity Holding Corp, (2)	1,601,770
16,080	Rapid7 Inc, (2)	1,396,065
	Total Software	7,680,433
	Specialty Retail – 2.4%
35,049	Foot Locker Inc	1,535,847
41,934	Urban Outfitters Inc, (2)	1,150,250
	Total Specialty Retail	2,686,097
	Textiles, Apparel & Luxury Goods – 2.1%
3,987	Deckers Outdoor Corp, (2)	1,164,124

Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods (continued)
37,178	Steven Madden Ltd	$1,249,181
	Total Textiles, Apparel & Luxury Goods	2,413,305
	Trading Companies & Distributors – 2.7%
20,614	Applied Industrial Technologies Inc	1,451,019
40,576	Beacon Roofing Supply Inc, (2)	1,613,708
	Total Trading Companies & Distributors	3,064,727
	Total Long-Term Investments (cost $88,193,611)	110,972,188

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.3%
	MONEY MARKET FUNDS – 0.3%
342,346	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.060% (5)	$342,346
	Total Investments Purchased with Collateral from Securities Lending (cost $342,346)		342,346

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.7%
	REPURCHASE AGREEMENTS – 1.7%
$1,970	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/21, repurchase price $1,970,224, collateralized by $1,657,400, U.S. Treasury Inflation Indexed Bonds, 0.375%, due 1/15/27, value $2,009,683	0.000%	2/01/21	$1,970,225
	Total Short-Term Investments (cost $1,970,224)			1,970,225
	Total Investments (cost $90,506,181) – 100.4%			113,284,759
	Other Assets Less Liabilities – (0.4)%			(458,555)
	Net Assets – 100%			$112,826,204
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$110,972,188	$ —	$ —	$110,972,188
Investments Purchased with Collateral from Securities Lending	342,346	—	—	342,346
Short-Term Investments:
Repurchase Agreements	—	1,970,225	—	1,970,225
Total	$111,314,534	$1,970,225	$ —	$113,284,759

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $323,619.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the one-day yield as of the end of the reporting period.